Financial Instruments Risks - Summary of Credit Quality Analysis of Loans and Advances (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Credit exposure	$ 5,397,242,655	$ 5,927,119,466
Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,377,897,909	1,806,653,536
Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,462,678,255	1,338,977,032
Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	938,566,019	2,060,892,150
Cash And Cash Equivalents [Member]
Disclosure of internal credit grades [line items]
Credit exposure	415,678,677	556,906,904
Reverse Repurchase Agreements [Member]
Disclosure of internal credit grades [line items]
Credit exposure	1,202,421,795	163,689,844
Reverse Repurchase Agreements [Member] | BCRA Repos [Member]
Disclosure of internal credit grades [line items]
Credit exposure	1,202,421,795	163,689,844
Low Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,075,897,337	1,379,787,080
Low Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,254,676,711	1,167,991,905
Low Risk [Member] | Cash And Cash Equivalents [Member] | BCRA Unrestricted Current Account [member]
Disclosure of internal credit grades [line items]
Credit exposure	415,678,677	556,906,904
Medium Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	266,128,432	375,330,757
Medium Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	166,178,544	112,799,574
High Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,018,735	18,573,070
High Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	36,261,729	51,761,904
Non Performing [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	29,853,405	32,962,629
Non Performing [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,561,271	6,423,649
Corporate Bonds B [Member]
Disclosure of internal credit grades [line items]
Credit exposure	12,085,356	11,593,436
BCRA Liquidity Bills [Member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	174,330,520	1,466,786,104
Government securities [member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	752,062,939	582,512,610
Corporate bonds [Member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	$ 87,204	$ 0